Advances for Vessels under Construction (Tables)	12 Months Ended
Dec. 31, 2024
Advances for Vessels under Construction
Schedule of remaining contractual commitments under 14 vessel construction contracts	The remaining contractual commitments under these vessel construction contracts are analyzed as follows as of December 31, 2024 (in thousands):

Payments due by year ending
December 31, 2025	$185,102
December 31, 2026	407,440
December 31, 2027	570,592
December 31, 2028	94,500
Total contractual commitments	$1,257,634